Cost of Sales and Services (excluding Depreciation and Amortization) (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales and services [Abstract]
Fuels	$ 153,122	$ 135,706	$ 138,502
Electricity and infrastructure services	133,502	125,782	101,085
Salaries and related expenses	21,095	7,244	6,661
Generation and operating expenses and outsourcing	16,798	8,625	6,326
Insurance	4,989	3,503	2,360
Other	6,792	1,226	1,102
Cost of sales and services	$ 336,298	$ 282,086	$ 256,036